UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 88.9%

                                                             SHARES          VALUE
                                                           ----------   --------------
AGRICULTURE - 3.2%
   Archer-Daniels-Midland                                   1,800,000   $   51,534,000
                                                                        --------------
BROADCASTING, NEWSPAPERS & ADVERTISING - 4.0%
   Interpublic Group *                                      3,800,000       33,402,000
   WPP Group ADR                                              630,000       29,969,100
                                                                        --------------
                                                                            63,371,100
                                                                        --------------
CHEMICALS - 3.0%
   EI Du Pont de Nemours                                    1,100,000       48,191,000
                                                                        --------------
COMMUNICATIONS & MEDIA - 1.5%
   DIRECTV Group *                                            900,000       24,318,000
                                                                        --------------
COMPUTER SOFTWARE - 2.2%
   Symantec *                                               1,665,000       35,081,550
                                                                        --------------
CONSUMER STAPLES - 2.3%
   CVS Caremark                                             1,000,000       36,500,000
                                                                        --------------
ELECTRONICS MANUFACTURER - 2.8%
   Flextronics International Ltd. *                         5,000,000       44,650,000
                                                                        --------------
ENERGY EQUIPMENT & SERVICES - 10.2%
   Baker Hughes                                               460,000       38,138,600
   BJ Services                                              1,525,000       44,835,000
   Halliburton                                              1,075,000       48,181,500
   Nabors Industries *                                        850,000       30,991,000
                                                                        --------------
                                                                           162,146,100
                                                                        --------------
FOOD, BEVERAGE & TOBACCO - 7.4%
   Campbell Soup                                              900,000       32,742,000
   ConAgra Foods                                            1,700,000       36,856,000

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)


COMMON STOCK - CONTINUED

                                                             SHARES          VALUE
                                                           ----------   --------------
FOOD, BEVERAGE & TOBACCO - CONTINUED
   Philip Morris International                                930,000   $   48,034,500
                                                                        --------------
                                                                           117,632,500
                                                                        --------------
INSURANCE - 8.1%
   ACE Ltd.                                                   820,000       41,574,000
   Allstate                                                 1,000,000       46,220,000
   Lincoln National                                           850,000       40,545,000
                                                                        --------------
                                                                           128,339,000
                                                                        --------------
INTERNET RETAIL - 2.1%
   eBay *                                                   1,330,000       33,476,100
                                                                        --------------
MEDICAL PRODUCTS & SERVICES - 2.2%
   Humana *                                                   800,000       35,128,000
                                                                        --------------
METALS & MINING - 1.8%
   Yamana Gold                                              2,350,000       29,069,500
                                                                        --------------
OIL, GAS & CONSUMABLE FUELS - 20.0%
   Anadarko Petroleum                                         900,000       52,119,000
   BP ADR                                                   1,200,000       73,728,000
   Chevron                                                    570,000       48,199,200
   El Paso                                                  2,700,000       48,411,000
   Marathon Oil                                             1,075,000       53,180,250
   Petro-Canada                                               925,000       42,762,750
                                                                        --------------
                                                                           318,400,200
                                                                        --------------
PHARMACEUTICALS - 2.0%
   Barr Pharmaceuticals *                                     490,000       32,330,200
                                                                        --------------
RAILROADS - 2.3%
   Norfolk Southern                                           500,000       35,960,000
                                                                        --------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)


COMMON STOCK - CONTINUED

                                                             SHARES          VALUE
                                                           ----------   --------------
RETAIL - 4.5%
   Limited Brands                                           1,425,000   $   23,498,250
   Target                                                   1,050,000       47,491,500
                                                                        --------------
                                                                            70,989,750
                                                                        --------------
SEMI-CONDUCTORS & INSTRUMENTS - 9.3%
   Infineon Technologies *                                  5,385,000       41,127,715
   Ingram Micro, Cl A *                                     2,080,000       38,334,400
   Intel                                                    3,100,000       68,789,000
                                                                        --------------
                                                                           148,251,115
                                                                        --------------
   TOTAL COMMON STOCK
       (Cost $1,338,398,915)                                             1,415,368,115
                                                                        --------------

PURCHASED OPTIONS - 5.6%

                                                            CONTRACTS
                                                           ----------
AGRICULTURE - 0.2%
   Archer-Daniels-Midland, Call, Expires 01/17/09,
      Strike Price: $25.00 *                                    6,200        3,348,000
                                                                        --------------
CHEMICALS - 0.7%
   EI Du Pont de Nemours, Call, Expires 01/16/10,
      Strike Price: $30.00 *                                    8,000       11,440,000
                                                                        --------------
CONSUMER STAPLES - 0.4%
   CVS Caremark, Call, Expires 01/16/10,
      Strike Price: $20.00 *                                    2,000        3,660,000
   CVS Caremark, Call, Expires 01/17/09,
      Strike Price: $20.00 *                                    2,000        3,300,000
                                                                        --------------
                                                                             6,960,000
                                                                        --------------
METALS & MINING - 2.5%
   Newmont Mining, Call, Expires 01/16/10,
      Strike Price: $30.00 *                                   20,000       40,100,000
                                                                        --------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
   BP, Call, Expires 01/17/09, Strike Price: $50.00 *           5,000        6,250,000

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

PURCHASED OPTIONS - CONTINUED

                                                            CONTRACTS        VALUE
                                                           ----------   --------------
OIL, GAS & CONSUMABLE FUELS - CONTINUED
   BP, Call, Expires 01/16/10, Strike Price: $50.00 *           3,200   $    4,320,000
                                                                        --------------
                                                                            10,570,000
                                                                        --------------
SEMI-CONDUCTORS & INSTRUMENTS - 1.1%
   Intel, Call, Expires 01/17/09, Strike Price: $15.00 *       22,000       16,720,000
                                                                        --------------
   TOTAL PURCHASED OPTIONS
       (Cost $103,608,380)                                                  89,138,000
                                                                        --------------

SHORT-TERM INVESTMENTS (A) - 5.0%

                                                             SHARES
                                                           ----------
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 2.270%                             64,136,099       64,136,099
   HighMark U.S. Government Money Market Fund
      Fiduciary Shares, 1.900%                             15,362,352       15,362,352
                                                                        --------------
   TOTAL SHORT-TERM INVESTMENTS
       (Cost $79,498,451)                                                   79,498,451
                                                                        --------------
   TOTAL INVESTMENTS - 99.5%
       (Cost $1,521,505,746) +                                          $1,584,004,566
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,592,017,569.

*    NON-INCOME PRODUCING SECURITY.
(A)  THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.


ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
LTD. - LIMITED

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,521,505,746, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $152,370,019 AND $(89,871,199), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
              VALUATION INPUTS                    SECURITIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                         $1,584,004,566
Level 2 - Other Significant Observable Inputs               --
Level 3 - Significant Unobservable Inputs                   --
                                                --------------
   TOTAL                                        $1,584,004,566
                                                ==============

CMB-QH-007-0200

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 83.7%

                                                           SHARES       VALUE
                                                         ---------   -----------
BERMUDA - 3.0%
   GP Investments, Cl B *                                   96,000   $ 1,084,365
                                                                     -----------
BRAZIL - 8.0%
   Petroleo Brasileiro ADR                                  32,600     1,822,666
   Redecard                                                 60,000     1,106,573
                                                                     -----------
                                                                       2,929,239
                                                                     -----------
CANADA - 7.9%
   Kinross Gold                                             52,960       961,224
   Petro-Canada                                             20,000       924,600
   Yamana Gold                                              80,000       989,600
                                                                     -----------
                                                                       2,875,424
                                                                     -----------
CHINA - 1.8%
   China Railway Group *                                   818,000       664,742
                                                                     -----------
FRANCE - 4.5%
   Publicis Groupe                                          26,700       871,860
   Total                                                    10,000       765,890
                                                                     -----------
                                                                       1,637,750
                                                                     -----------
GERMANY - 12.4%
   Bayer                                                    13,000     1,119,081
   GEA Group                                                35,000     1,151,904
   Infineon Technologies *                                 140,000     1,052,800
   Siemens ADR                                              10,000     1,213,800
                                                                     -----------
                                                                       4,537,585
                                                                     -----------
HONG KONG - 10.8%
   Lenovo Group Ltd.                                     1,800,000     1,251,638
   Noble Group                                           1,241,300     1,934,666
   TPV Technology                                        1,500,000       765,978
                                                                     -----------
                                                                       3,952,282
                                                                     -----------
ISRAEL - 1.7%
   Teva Pharmaceutical Industries                           14,000       627,760
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
ITALY - 2.6%
   Piaggio                                                 448,300   $   965,974
                                                                     -----------
JAPAN - 5.7%
   Sony ADR                                                 26,000       979,420
   Sony Financial Holdings GDR                                 300     1,127,545
                                                                     -----------
                                                                       2,106,965
                                                                     -----------
NETHERLANDS - 2.0%
   Heineken                                                 16,000       743,631
                                                                     -----------
NORWAY - 5.3%
   Petroleum Geo-Services ADR *                             45,000     1,037,700
   Yara International                                       12,500       886,375
                                                                     -----------
                                                                       1,924,075
                                                                     -----------
RUSSIA - 2.0%
   LUKOIL ADR                                                8,860       739,810
                                                                     -----------
SINGAPORE - 2.7%
   United Overseas Bank                                     70,000       989,142
                                                                     -----------
SWITZERLAND - 2.1%
   Swiss Life Holding                                        3,000       770,878
                                                                     -----------
UNITED KINGDOM - 11.2%
   ARM Holdings ADR                                        175,000       992,250
   BP ADR                                                   15,450       949,248
   Britvic                                                 160,000       700,937
   Premier Oil *                                            26,800       686,786

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
UNITED KINGDOM - CONTINUED
   WPP Group                                                80,000   $   758,922
                                                                     -----------
                                                                       4,088,143
                                                                     -----------
   TOTAL COMMON STOCK
       (Cost $27,357,366)                                             30,637,765
                                                                     -----------

PURCHASED OPTIONS - 5.7%

                                                         CONTRACTS
                                                         ---------
AUTO & TRANSPORTATION - 0.3%
   Volkswagen, Put, Expires 10/18/08,
      Strike Price: $175.00 *                                  126       101,678
                                                                     -----------
METALS AND MINING - 1.0%
   Barrick Gold, Call, Expires 01/16/10,
      Strike Price: $25.00 *                                   200       382,000
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 4.4%
   BP, Call, Expires 01/17/09, Strike Price: $50.00 *          500       625,000
   BP, Call, Expires 01/16/10, Strike Price: $50.00 *          200       270,000

   Total, Call, Expires 03/20/10,
      Strike Price: $36.00 *                                   300       699,777
                                                                     -----------
                                                                       1,594,777
                                                                     -----------
   TOTAL PURCHASED OPTIONS
       (Cost $2,621,308)                                               2,078,455
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENT (A) - 7.7%

                                                           SHARES       VALUE
                                                         ---------   -----------
   Union Bank of California Money Market Fund, 1.220%
       (Cost $2,803,508)                                 2,803,508   $ 2,803,508
                                                                     -----------
   TOTAL INVESTMENTS - 97.1%
       (Cost $32,782,182) +                                          $35,519,728
                                                                     ===========

Contracts For Differences held by the Fund at July 31, 2008, are as follows :

                               NUMBER OF
                               CONTRACTS                   UNREALIZED
TYPE OF                           LONG       NOTIONAL     APPRECIATION
CONTRACT                        (SHORT)       AMOUNT     (DEPRECIATION)
----------------------------   ---------   -----------   --------------
Alstom (France)                 (2,600)    $  (293,784)    $ (13,420)
Bouygues (France)               12,000         781,502       (46,091)
Colas (France)                    (360)       (112,339)       12,087
Hochtief (Germany)              27,150       2,107,882      (727,393)
Leighton Holding (Australia)   (37,800)     (1,510,990)      274,809
TV Francaise (France)           (2,850)        (49,181)       15,319
                                                           ---------
                                                           $(484,689)
                                                           =========

PERCENTAGES ARE BASED ON NET ASSETS OF $36,590,115.

*    NON-INCOME PRODUCING SECURITY.
(A)  THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF JULY 31, 2008.


ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
GDR. - GLOBAL DEPOSITARY RECEIPT
LTD. - LIMITED


+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,782,182, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,749,394 AND $(2,011,848), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2008 (UNAUDITED)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
               VALUATION INPUTS                   SECURITIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                           $34,380,349
Level 2 - Other Significant Observable Inputs       1,139,379
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
   TOTAL                                          $35,519,728
                                                  ===========

                                                OTHER FINANCIAL
               VALUATION INPUTS                   INSTRUMENTS*
---------------------------------------------   --------------
Level 1 - Quoted Prices                           $      --
Level 2 - Other Significant Observable Inputs      (484,689)
Level 3 - Significant Unobservable Inputs                --
                                                  ---------
   TOTAL                                          $(484,689)
                                                  =========

* Other financial instruments are contracts for differences which are valued at the unrealized appreciation/depreciation on the instrument.

CMB-QH-008-0200

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 91.3%

                                                             SHARES          VALUE
                                                           ----------   --------------
AGRICULTURE - 1.5%
   Fresh Del Monte Produce *                                   45,800   $      965,464
                                                                        --------------
APPAREL/TEXTILES - 1.7%
   Carter's *                                                  68,400        1,130,652
                                                                        --------------
BROADCASTING, NEWSPAPERS & ADVERTISING - 2.0%
   Harmonic *                                                 171,300        1,334,427
                                                                        --------------
BUSINESS SERVICES - 4.1%
   Euronet Worldwide *                                         80,000        1,280,000
   Portfolio Recovery Associates *                             36,000        1,435,320
                                                                        --------------
                                                                             2,715,320
                                                                        --------------
COMMERCIAL SERVICES - 1.5%
   Macquarie Infrastructure                                    43,000          964,060
                                                                        --------------
COMPUTER HARDWARE - 2.1%
   Diebold                                                     37,000        1,368,260
                                                                        --------------
COMPUTER SOFTWARE - 5.6%
   Epicor Software *                                          172,000        1,162,720
   Fair Isaac                                                  61,000        1,357,860
   Parametric Technology *                                     62,700        1,214,499
                                                                        --------------
                                                                             3,735,079
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS - 0.8%
   Smart Modular Technologies *                               132,000          516,120
                                                                        --------------
CONSUMER STAPLES - 1.0%
   Prestige Brands Holdings *                                  64,000          634,880
                                                                        --------------
ENERGY EQUIPMENT & SERVICES - 7.9%
   Global Industries *                                         76,700          915,798
   Oil States International *                                  27,100        1,487,248

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                             SHARES          VALUE
                                                           ----------   --------------
ENERGY EQUIPMENT & SERVICES - CONTINUED
   Parker Drilling *                                          181,800   $    1,467,126
   Superior Energy Services *                                  29,000        1,375,470
                                                                        --------------
                                                                             5,245,642
                                                                        --------------
ENTERTAINMENT - 3.9%
   Scientific Games, Cl A *                                    46,000        1,395,640
   THQ *                                                       76,500        1,161,270
                                                                        --------------
                                                                             2,556,910
                                                                        --------------
GAS/NATURAL GAS - 2.0%
   Southwest Gas                                               45,000        1,300,500
                                                                        --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 2.2%
   Heidrick & Struggles International                          51,000        1,446,360
                                                                        --------------
INSURANCE - 8.4%
   American Equity Investment Life Holding                    136,000        1,188,640
   Aspen Insurance Holdings Ltd.                               57,000        1,447,230
   Hanover Insurance Group                                     34,000        1,459,280
   Max Re Capital Ltd.                                         61,000        1,431,670
                                                                        --------------
                                                                             5,526,820
                                                                        --------------
INVESTMENT BANKING & BROKERAGE - 1.8%
   GFI Group                                                  121,000        1,220,890
                                                                        --------------
INVESTMENT MANAGEMENT COMPANIES - 2.2%
   GLG Partners                                               159,000        1,467,570
                                                                        --------------
MACHINERY - 1.7%
   Kennametal                                                  38,000        1,130,880
                                                                        --------------
MEDICAL PRODUCTS & SERVICES - 17.7%
   Amedisys *                                                  17,000        1,090,040
   inVentiv Health *                                           46,000        1,111,360
   Inverness Medical Innovations *                             46,000        1,550,660
   LifePoint Hospitals *                                       46,000        1,316,980

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                             SHARES          VALUE
                                                           ----------   --------------
MEDICAL PRODUCTS & SERVICES - CONTINUED
   Orthofix International *                                    55,000   $    1,308,450
   PSS World Medical *                                         81,000        1,357,560
   Resmed *                                                    36,000        1,361,520
   Universal Health Services, Cl B                             20,000        1,212,400
   West Pharmaceutical Services                                30,000        1,377,600
                                                                        --------------
                                                                            11,686,570
                                                                        --------------
METALS & MINING - 2.6%
   Royal Gold                                                  48,000        1,712,640
                                                                        --------------
OIL, GAS & CONSUMABLE FUELS - 1.6%
   St. Mary Land & Exploration                                 24,800        1,055,488
                                                                        --------------
PHARMACEUTICALS - 4.0%
   KV Pharmaceutical, Cl A *                                   76,000        1,557,240
   Sciele Pharma                                               59,000        1,100,350
                                                                        --------------
                                                                             2,657,590
                                                                        --------------
RESTAURANTS - 1.7%
   Jack in the Box *                                           53,000        1,143,740
                                                                        --------------
RETAIL - 3.0%
   Saks *                                                      75,200          766,288
   Stage Stores                                                84,000        1,244,880
                                                                        --------------
                                                                             2,011,168
                                                                        --------------
SEMI-CONDUCTORS & INSTRUMENTS - 10.3%
   Fairchild Semiconductor International, Cl A *              108,000        1,312,200
   Formfactor *                                                78,000        1,357,200
   Novellus Systems *                                          50,400        1,026,648
   ON Semiconductor *                                         173,000        1,624,470
   Semtech *                                                  100,600        1,465,742
                                                                        --------------
                                                                             6,786,260
                                                                        --------------
   TOTAL COMMON STOCK
      (Cost $62,264,435)                                                    60,313,290
                                                                        --------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENTS (A) - 9.0%

                                                             SHARES          VALUE
                                                           ----------   --------------
 HighMark Diversified Money Market Fund
   Fiduciary Shares, 2.270%                                 2,657,688   $    2,657,688
 HighMark U.S. Government Money Market Fund
   Fiduciary Shares, 1.900%                                 2,657,689        2,657,689
 Union Bank of California Money Market Fund, 1.220%           644,139          644,139
                                                                        --------------
 TOTAL SHORT-TERM INVESTMENTS
    (Cost $5,959,516)                                                        5,959,516
                                                                        --------------
 TOTAL INVESTMENTS - 100.3%
    (Cost $68,223,951) +                                                $   66,272,806
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $66,083,063.

*    NON-INCOME PRODUCING SECURITY.
(A)  THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.
CL   - CLASS
LTD. - LIMITED

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $68,223,951, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,705,791 AND $(6,656,936), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2008 (UNAUDITED)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
               VALUATION INPUTS                   SECURITIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                           $66,272,806
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
   TOTAL                                          $66,272,806
                                                  ===========

CMB-QH-009-0200

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR AGGRESSIVE
                                                       VALUE FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 73.0%

                                                             SHARES        VALUE
                                                           ----------   -----------
AGRICULTURE - 1.7%
   Archer-Daniels-Midland                                      12,000   $   343,560
                                                                        -----------
CHEMICALS - 4.8%
   EI Du Pont de Nemours                                       22,000       963,820
                                                                        -----------
COMPUTER STORAGE & PERIPHERALS - 3.6%
   Smart Modular Technologies *                               185,000       723,350
                                                                        -----------
COMPUTERS & SERVICES - 3.9%
   Lenovo Group Ltd.                                        1,100,000       772,597
                                                                        -----------
ELECTRONICS MANUFACTURER - 5.4%
   Flextronics International Ltd. *                           120,000     1,071,600
                                                                        -----------
ENERGY EQUIPMENT & SERVICES - 16.9%
   Baker Hughes                                                 5,000       414,550
   BJ Services                                                 21,000       617,400
   Global Industries *                                         50,000       597,000
   Halliburton                                                 12,500       560,250
   Nabors Industries *                                         17,000       619,820
   Parker Drilling *                                           71,000       572,970
                                                                        -----------
                                                                          3,381,990
                                                                        -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 2.3%
   Heidrick & Struggles International                          16,000       453,760
                                                                        -----------
METALS & MINING - 3.3%
   Yamana Gold                                                 53,000       655,610
                                                                        -----------
MOTORCYCLE MANUFACTURERS - 2.6%
   Piaggio                                                    240,000       521,625
                                                                        -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR AGGRESSIVE
                                                       VALUE FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                             SHARES        VALUE
                                                           ----------   -----------
OIL, GAS & CONSUMABLE FUELS - 10.2%
   El Paso                                                     39,000   $   699,270
   Marathon Oil                                                27,000     1,335,690
                                                                        -----------
                                                                          2,034,960
                                                                        -----------
RETAIL - 3.6%
   Target                                                      16,000       723,680
                                                                        -----------
SEMI-CONDUCTORS & INSTRUMENTS - 10.0%
   Infineon Technologies *                                     75,000       564,000
   Ingram Micro, Cl A *                                        30,000       552,900
   Intel                                                       40,000       887,600
                                                                        -----------
                                                                          2,004,500
                                                                        -----------
TRADING COMPANIES & DISTRIBUTORS - 4.7%
   Noble Group                                                600,000       947,161
                                                                        -----------
   TOTAL COMMON STOCK
       (Cost $14,954,858)                                                14,598,213
                                                                        -----------

PURCHASED OPTIONS - 22.2%

                                                            CONTRACTS
                                                           ----------
AGRICULTURE - 2.2%
   Archer-Daniels-Midland, Call, Expires 01/17/09,
      Strike Price: $25.00 *                                      800       432,000
                                                                        -----------
CHEMICALS - 1.4%
   EI Du Pont de Nemours, Call, Expires 01/16/10,
      Strike Price: $30.00 *                                      200       286,000
                                                                        -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR AGGRESSIVE
                                                       VALUE FUND
                                                       JULY 31, 2008 (UNAUDITED)

PURCHASED OPTIONS - CONTINUED

                                                            CONTRACTS      VALUE
                                                           ----------   -----------
METALS & MINING - 5.0%
   Newmont Mining, Call, Expires 01/16/10,
      Strike Price: $30.00 *                                      500   $ 1,002,500
                                                                        -----------
OIL, GAS & CONSUMABLE FUELS - 9.7%
   BP, Call, Expires 01/17/09, Strike Price: $50.00 *             400       500,000
   Total, European Call, Expires 03/20/10,
      Strike Price: $36.00*                                       500     1,166,292
   BP, Call, Expires 01/16/10, Strike Price: $50.00 *             200       270,000
                                                                        -----------
                                                                          1,936,292
                                                                        -----------
SEMI-CONDUCTORS & INSTRUMENTS - 3.9%
   Intel, Call, Expires 01/17/09, Strike Price: $15.00 *          700       532,000
   Intel, Call, Expires 01/16/10, Strike Price: $15.00 *          300       240,000
                                                                        -----------
                                                                            772,000
                                                                        -----------
   TOTAL PURCHASED OPTIONS
         (Cost $5,371,034)                                                4,428,792
                                                                        -----------

EXCHANGE TRADED NOTE - 2.0%

                                                             SHARES
                                                           ----------
   PowerShares DB Gold Double Long *
      (Cost $380,338)                                           18,300      403,332
                                                                        -----------
SHORT-TERM INVESTMENT (A) - 1.0%
   Union Bank of California Money Market
      Fund, 1.220%
         (Cost $196,149)                                       196,149      196,149
                                                                        -----------
   TOTAL INVESTMENTS - 98.2%
         (Cost $20,902,379) +                                           $19,626,486
                                                                        ===========

Contracts For Differences held by the Fund at July 31, 2008, are as follows:

                                 NUMBER OF                  UNREALIZED
TYPE OF                          CONTRACTS     NOTIONAL    APPRECIATION
CONTRACT                       LONG (SHORT)     AMOUNT    (DEPRECIATION)
----------------------------   ------------   ---------   --------------
Hochtief (Germany)                12,150      $ 943,306     $(246,524)
Leighton Holding (Australia)     (18,850)      (753,496)      137,085
                                                            ---------
                                                            $(109,439)
                                                            =========

PERCENTAGES ARE BASED ON NET ASSETS OF $19,991,940.

*    NON-INCOME PRODUCING SECURITY.
(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL   - CLASS
LTD. - LIMITED

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR AGGRESSIVE
                                                       VALUE FUND
                                                       JULY 31, 2008 (UNAUDITED)

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,902,379, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,163,472 AND $(2,439,365), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
              VALUATION INPUTS                    SECURITIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                          $19,626,486
Level 2 - Other Significant Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
   TOTAL                                         $19,626,486
                                                 ===========

                                                OTHER FINANCIAL
              VALUATION INPUTS                    INSTRUMENTS*
---------------------------------------------   ---------------
Level 1 - Quoted Prices                            $      --
Level 2 - Other Significant Observable Inputs       (109,439)
Level 3 - Significant Unobservable Inputs                 --
                                                   ---------
   TOTAL                                           $(109,439)
                                                   =========

* Other financial instruments are contracts for differences which are valued at the unrealized appreciation/depreciation on the instrument.

CMB-QH-010-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ Philip T. Masterson
                                           -----------------------------------
                                           Philip T. Masterson
                                           President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Philip T. Masterson
                                           -----------------------------------
                                           Philip T. Masterson
                                           President

Date: September 26, 2008

By (Signature and Title)*                  /s/ Michael Lawson
                                           -----------------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: September 26, 2008



* Print the name and title of each signing officer under his or her signature.